Current Receivables (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Current
Accounts Receivable Gross Current		$ 23,732	$ 21,835
Less allowance for losses		(495)	(447)
Total		23,237	21,388
Accounts Receivable Current From Sale Of Goods And Services To Customers		7,808	7,441
Accounts receivable, related parties, current		22	37
Power And Water [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		4,984	3,895
Oil And Gas [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		5,775	5,444
Energy Management [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		1,655	1,540
Aviation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		4,656	4,307
Healthcare [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		4,350	4,398
Transportation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		454	526
Appliances And Lighting [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		1,468	1,337
Corporate Items And Eliminations [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		390	388
GE
Accounts Receivable, Current
Accounts Receivable Gross Current		11,998	11,412
Less allowance for losses		(485)	(442)
Total	[1]	$ 11,513	$ 10,970
Percentage sales of goods and services to U.S. government		3.00%	4.00%	4.00%
GE | Power And Water [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		$ 2,783	$ 2,335
GE | Oil And Gas [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		3,215	3,134
GE | Energy Management [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		731	686
GE | Aviation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		1,997	2,260
Current receivables from sale of goods and services to US government agencies		254	127
GE | Healthcare [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		2,241	2,029
GE | Transportation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		351	318
GE | Appliances And Lighting [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		216	273
GE | Corporate Items And Eliminations [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current		$ 464	$ 377

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.